SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Applicable tax rates
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%